OTHER NON-CURRENT LIABILITIES	12 Months Ended
Dec. 28, 2025
Subclassifications of assets, liabilities and equities [abstract]
OTHER NON-CURRENT LIABILITIES	OTHER NON-CURRENT LIABILITIES:

	December 28, 2025	December 29, 2024

Provisions(a)	$12,848	$10,541
Derivative liability (note 16(a))	—	8,602
Deferred compensation(b)	10,740	—
Workers compensation(c)	4,148	—
Other	1,696	—
	$29,432	$19,143

(a)Provisions:
The following table presents the provisions for decommissioning and site restoration costs of the Company:

	2025	2024

Balance, beginning of fiscal year	$10,541	$11,080
Changes in estimates made during the fiscal year	1,173	(970)
Accretion of interest	491	431
Additions through business acquisitions	643	—
Balance, end of fiscal year	$12,848	$10,541
Provisions as at December 28, 2025 include estimated future costs of decommissioning and site restoration for certain assets located at the Company’s textile and sock facilities for which the timing of settlement is uncertain, but has been estimated to be in excess of eight years, as well as some environmental remediation matters associated with Hanes.

(b)Deferred Compensation:
Deferred compensation liability is related to the Company’s deferred compensation plan.

(c)Workers Compensation:
Workers’ compensation liabilities arise from government-mandated insurance providing benefits for medical treatment and wage replacement for work-related injuries or illnesses. The recorded accrual reflects management's best estimate of the liability associated with claims that have been incurred as at December 28, 2025.